APRIL 21, 2016

SUPPLEMENT TO

DOMESTIC EQUITY FUNDS PROSPECTUS DATED MARCH 1, 2016

(THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.)

1.              Under the heading “THE HARTFORD HEALTHCARE FUND SUMMARY SECTION — AVERAGE ANNUAL TOTAL RETURNS” in the Prospectus, the disclosure is deleted in its entirety and replaced with the following:

Average Annual Total Returns.  The table below shows returns for the Fund over time compared to those of two broad-based sector indices and a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class I shares commenced operations on August 31, 2006 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges), which had different operating expenses. Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006 and performance prior to that date is that of the Fund’s Class Y shares, which had different operating expenses. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2015 (including sales charges)

Share Classes	1 Year	5 Years	10 Years
Class A – Return Before Taxes	6.48%	21.01%	11.26%
– After Taxes on Distributions	3.17%	19.87%	10.44%
– After Taxes on Distributions and Sale of Fund Shares	6.30%	17.18%	9.23%
Share Classes (Return Before Taxes)
Class B	6.88%	21.18%	11.20%
Class C	10.89%	21.52%	11.10%
Class I	12.97%	22.76%	12.23%
Class R3	12.33%	22.09%	11.68%
Class R4	12.64%	22.45%	12.02%
Class R5	12.99%	22.81%	12.33%
Class Y	13.10%	22.92%	12.41%
S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes)*	7.41%	20.34%	10.94%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
S&P North American Health Care Sector Index (reflects no deduction for fees, expenses or taxes)	6.72%	20.85%	11.31%

* Effective April 1, 2016, the broad-based sector index used by the Fund changed to the S&P Composite 1500 Health Care Index due to the discontinuation of S&P North American Health Care Sector Index.

2.              Effective immediately, the last three sentences in the third paragraph under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Manager” in the Prospectus are deleted in their entirety and replaced with the following:

Shareholders of each of MidCap Value Fund and Small Cap Core Fund have prospectively approved the operation of the Fund under any “manager of managers” structure, including under (i) the New Order and/or (ii) any future law, regulation, or exemptive relief provided by the SEC. These Funds will continue to rely on the Current Relief until the SEC grants the New

Order. Each of Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, Healthcare Fund, MidCap Fund, Small Cap Growth Fund, Small Company Fund and Value Opportunities Fund will continue to rely on the Current Relief until the Fund’s shareholders approve the operation of the Fund under the New Order and the SEC grants the New Order.

3.              Effective immediately, the following information is added to the last paragraph in the section entitled “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus:

In addition, a discussion regarding the basis for the Board of Directors’ approval of the new investment management agreement with the Investment Manager with respect to Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, MidCap Fund, MidCap Value Fund, Small Cap Core Fund, Small Cap Growth Fund and Value Opportunities Fund will be available in the Funds’ semi-annual report to shareholders for the period ended April 30, 2016.

4.              Effective immediately, the fourth paragraph and last paragraph in the section entitled “VALUATION OF SHARES” in the Prospectus are deleted in their entirety and the following is added:

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

5.              The following information is added in the section entitled “Performance Notes — Indices” in the Prospectus:

The S&P Composite 1500 Health Care Index is an unmanaged capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.

This Supplement should be retained with your Prospectus for future reference.

HV-7268	April 2016

APRIL 21, 2016

SUPPLEMENT TO

INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS DATED MARCH 1, 2016

(THE HARTFORD MUTUAL FUNDS, INC.)

1.              Effective as of the close of business on April 29, 2016, The Hartford International Small Company Fund is closed to new investors until further notice. Accordingly, the following information is added to the section of the Prospectus entitled “The Hartford International Small Company Fund Summary Section — PURCHASE AND SALE OF FUND SHARES:”

Effective as of the close of business on April 29, 2016, the Fund is closed to new investors until further notice.  No purchases of the Fund’s shares will be allowed after April 29, 2016, other than:

•      purchases by shareholders of record of the Fund as of April 29, 2016 to add to their existing Fund accounts through subsequent purchases or through exchanges from other Hartford Funds;

•      purchases through reinvestment of dividends or capital gains distributions;

•      purchases by existing shareholders, or exchanges into the Fund by shareholders of other Hartford Funds, through participation in broker/dealer wrap-fee programs (i.e., certain approved broker/dealer wrap-fee programs can place new shareholders into the Fund);

•      purchases by Section 529 plans that currently include the Fund within one or more of their investment options;

•      purchases by Hartford Funds’ funds of funds;

•      purchases by qualified employee benefit plans, such as 401(k), 403(b), 457 plans and health savings account programs (and their successor, related and affiliated plans) that have made the Fund available to participants on or before April 29, 2016; and

•      purchases by certain financial institutions or financial intermediary firms that have been pre-approved by Hartford Funds Distributors, LLC to purchase shares of the Fund on behalf of their clients.

Investors should contact their financial professional to determine whether they are eligible to purchase shares of the Fund after April 29, 2016.  If you believe you are eligible to purchase shares of the Fund, you may be required to provide appropriate proof of eligibility. The Fund reserves the right to: (i) reject any purchase order if it believes that acceptance of such order would interfere with its ability to be effectively managed; (ii) reopen to new investors at a future date; and (iii) make additional exceptions, limit the above exceptions, or otherwise modify the foregoing closure policy for any reason. You may obtain additional information by calling Hartford Funds at 1-888-843-7824.

2.              Effective immediately, the last three sentences in the third paragraph under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Manager” in the Prospectus are deleted in their entirety and replaced with the following:

Shareholders of each of Emerging Markets Equity Fund, Global Equity Income Fund, International Equity Fund and International Small Company Fund have prospectively approved the operation of the Fund under any “manager of managers” structure, including under (i) the New Order and/or (ii) any future law, regulation, or exemptive relief provided by the SEC. These Funds will continue to rely on the Current Relief until the SEC grants the New Order. Each of Global Capital Appreciation Fund, International Growth Fund, International Opportunities Fund and International Value Fund will continue to rely on the Current Relief until the Fund’s shareholders approve the operation of the Fund under the New Order and the SEC grants the New Order.

3.              Effective immediately, the following information is added to the last paragraph in the section entitled “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus:

In addition, a discussion regarding the basis for the Board of Directors’ approval of the new investment management agreement with the Investment Manager with respect to the Funds will be available in the Funds’ semi-annual report to shareholders for the period ended April 30, 2016.

4.              Effective immediately, the fourth paragraph and last paragraph in the section entitled “VALUATION OF SHARES” in the Prospectus are deleted in their entirety and the following is added:

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

This Supplement should be retained with your Prospectus for future reference.

HV-7269	April 2016

APRIL 21, 2016

SUPPLEMENT TO

FIXED INCOME FUNDS PROSPECTUS DATED MARCH 1, 2016

(THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.)

1.              Robert L. Evans has announced his plan to retire and withdraw from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management Company LLP, the sub-adviser to The Hartford World Bond Fund, as of December 31, 2016.  Accordingly, Mr. Evans will no longer serve as a portfolio manager to The Hartford World Bond Fund effective June 30, 2016.  Mark H. Sullivan, CFA has been a portfolio manager for The Hartford World Bond Fund since its inception in 2011 and will continue to serve as a portfolio manager for The Hartford World Bond Fund.  Accordingly, effective June 30, 2016, all references to Mr. Evans in the Prospectus are deleted in their entirety.

2.              Effective immediately, the last three sentences in the third paragraph under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Manager” in the Prospectus are deleted in their entirety and replaced with the following:

Shareholders of each of Duration-Hedged Strategic Income Fund, Municipal Income Fund, Municipal Short Duration Fund, Quality Bond Fund, Strategic Income Fund and Unconstrained Bond Fund have prospectively approved the operation of the Fund under any “manager of managers” structure, including under (i) the New Order and/or (ii) any future law, regulation, or exemptive relief provided by the SEC. These Funds will continue to rely on the Current Relief until the SEC grants the New Order. Each of Emerging Markets Local Debt Fund, Floating Rate Fund, Floating Rate High Income Fund, High Yield Fund, Inflation Plus Fund, Municipal Opportunities Fund, Municipal Real Return Fund, Short Duration Fund, Total Return Bond Fund and World Bond Fund will continue to rely on the Current Relief until the Fund’s shareholders approve the operation of the Fund under the New Order and the SEC grants the New Order.

3.              Effective immediately, the following information is added to the last paragraph in the section entitled “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus:

In addition, a discussion regarding the basis for the Board of Directors’ approval of the new investment management agreement with the Investment Manager with respect to Duration-Hedged Strategic Income Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, High Yield Fund, Inflation Plus Fund, Municipal Income Fund, Municipal Real Return Fund, Municipal Short Duration Fund, Quality Bond Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund, Unconstrained Bond Fund and World Bond Fund will be available in the Funds’ semi-annual report to shareholders for the period ended April 30, 2016.

4.              Effective immediately, the fourth paragraph and last paragraph in the section entitled “VALUATION OF SHARES” in the Prospectus are deleted in their entirety and the following is added:

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

5.              Effective immediately, in the section entitled “Fund Distributions and Tax Matters — DIVIDENDS AND DISTRIBUTIONS” the information in the table related to World Bond Fund is deleted in its entirety and replaced with the following:

Fund	Declaration frequency of net investment income	Payment frequency of net investment income
World Bond Fund	Quarterly	Quarterly

6.              Effective immediately, in the section entitled “Fund Distributions and Tax Matters — DIVIDENDS AND DISTRIBUTIONS” the first sentence in the third paragraph is deleted in its entirety and replaced with the following:

As noted above, the World Bond Fund has a policy to make distributions quarterly (the “Distribution Policy”).

This Supplement should be retained with your Prospectus for future reference.

HV-7272	April 2016

APRIL 21, 2016

SUPPLEMENT TO

MULTI-STRATEGY FUNDS PROSPECTUS DATED MARCH 1, 2016

(THE HARTFORD MUTUAL FUNDS, INC.)

1.              Effective immediately, the last three paragraphs under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Manager” in the Prospectus are deleted in their entirety and replaced with the following:

The Investment Manager relies on an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) for Balanced Fund, Balanced Income Fund, Global All-Asset Fund and Multi-Asset Income Fund under which each Fund uses a “Manager of Managers” structure. The Investment Manager may rely on an exemptive order for Conservative Allocation Fund and Moderate Allocation Fund (the “Eligible Manager of Managers Funds”). The Investment Manager has responsibility, subject to oversight by the Board of Directors, to oversee the sub-adviser and recommend its hiring, termination and replacement. The exemptive order permits the Investment Manager to appoint a sub-adviser not affiliated with the Investment Manager with the approval of the Board of Directors and without obtaining approval from the respective Fund’s shareholders (the “Order”).

In addition, the Investment Manager and the Funds, including Checks and Balances Fund and Growth Allocation Fund, have applied for a new exemptive order from the SEC (the “New Order”), which would expand the relief provided under the Order and would permit the Investment Manager, on behalf of a Fund and subject to the approval of the Board of Directors, to hire or terminate, and to modify any existing or future sub-advisory agreement with sub-advisers that are not affiliated with the Investment Manager (the “Current Relief”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Investment Manager or of another company that, indirectly or directly wholly owns the Investment Manager (the “Expanded Relief”). There can be no guarantee that the SEC will grant the New Order. Shareholders of each of Balanced Fund and Multi-Asset Income Fund have prospectively approved the operation of the Fund under any “manager of managers” structure, including under (i) the New Order and/or (ii) any future law, regulation, or exemptive relief provided by the SEC. Each of Balanced Fund and Multi-Asset Income Fund will continue to rely on the Current Relief until the SEC grants the New Order. Each of Balanced Income Fund, Global All-Asset Fund and the Eligible Manager of Manager Funds will continue to rely on the Current Relief until the Fund’s shareholders approve the operation of the Fund under the New Order and the SEC grants the New Order.  Shareholders of the Checks and Balances Fund and the Growth Allocation Fund have not approved the Current Relief or the Expanded Relief.

Within 90 days after hiring any new sub-adviser, the respective Fund’s shareholders will receive information about any new sub-advisory relationship.

2.              Effective immediately, the following information is added to the last paragraph in the section entitled “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus:

In addition, a discussion regarding the basis for the Board of Directors’ approval of the new investment management agreement with the Investment Manager with respect to the Funds will be available in the Funds’ semi-annual report to shareholders for the period ended April 30, 2016.

3.              Effective immediately, the fourth paragraph and last paragraph in the section entitled “VALUATION OF SHARES” in the Prospectus are deleted in their entirety and the following is added:

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

This Supplement should be retained with your Prospectus for future reference.

HV-7271	April 2016

APRIL 21, 2016

SUPPLEMENT TO

ALTERNATIVE FUNDS PROSPECTUS DATED MARCH 1, 2016

(THE HARTFORD MUTUAL FUNDS, INC.)

1.              Effective March 24, 2016, Rick A. Wurster, CFA no longer serves as a portfolio manager to Hartford Real Total Return Fund. Accordingly, all references to Mr. Wurster in the Prospectus are deleted in their entirety. Stephen A. Gorman, CFA will continue to serve as a portfolio manager for Hartford Real Total Return Fund.

2.              Effective immediately, the last three sentences in the third paragraph under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — The Investment Manager” in the Prospectus are deleted in their entirety and replaced with the following:

Each Fund’s shareholders have prospectively approved the operation of the Fund under any “manager of managers” structure, including under (i) the New Order and/or (ii) any future law, regulation, or exemptive relief provided by the SEC. Each Fund will continue to rely on the Current Relief until the SEC grants the New Order.

3.              Effective immediately, the following information is added to the last paragraph in the section entitled “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus:

In addition, a discussion regarding the basis for the Board of Directors’ approval of the new investment management agreement with the Investment Manager with respect to the Funds will be available in the Funds’ semi-annual report to shareholders for the period ended April 30, 2016.

4.              Effective immediately, the fourth paragraph and last paragraph in the section entitled “VALUATION OF SHARES” in the Prospectus are deleted in their entirety and the following is added:

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

This Supplement should be retained with your Prospectus for future reference.

HV-7270	April 2016

APRIL 21, 2016

SUPPLEMENT TO

HARTFORD ENVIRONMENTAL OPPORTUNITIES FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2016

Effective immediately, the fourth paragraph and last paragraph in the section entitled “VALUATION OF SHARES” in the Prospectus are deleted in their entirety and the following is added:

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

This Supplement should be retained with your Prospectus for future reference.

HV-7273	April 2016